Share-Based Payment Transactions (Details) - USD ($) $ in Thousands	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
General and administrative expenses	$ (1,333)	$ (1,819)	$ (2,220)	$ (2,386)	$ 3,159	$ 2,868	$ 2,733
Share-based payment arrangements [Member]
Statement Line Items [Line Items]
Research and development expenses					123	139	129
General and administrative expenses					130	53	180
Share-based payments					$ 253	$ 192	$ 309